SHARE BASED PAYMENTS (Details 4)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share based payments
RSUs Balance, Number Of Stock Options	127,811	108,277
RSUs cancelled	2,586	0
RSUs granted	623,078	87,784
RSUs Acquisition of Engine	41,442
RSUs exercised	(125,148)	(68,250)
RSUs Balance, Number Of Stock Options	664,597	127,811